Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-41123
Entity Registrant Name	Chicago Atlantic Real Estate Finance, Inc.
Entity Central Index Key	0001867949
Entity Tax Identification Number	86-3125132
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1680 Michigan Avenue Suite 700
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	312
Local Phone Number	625-9295
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	REFI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false